Share Capital - Redeemable Preferred Shares Dividends (Details) - Preference shares [member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	$ 35	$ 35
Dividends recognised as distributions to owners	35	43
Series 1 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	6	6
Dividends recognised as distributions to owners	6	8
Series 2 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	1	1
Dividends recognised as distributions to owners	1	1
Series 3 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	12	12
Dividends recognised as distributions to owners	12	14
Series 5 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	9	9
Dividends recognised as distributions to owners	9	11
Series 7 Preferred Shares
Disclosure of classes of share capital [line items]
Dividends declared on preferred shares	7	7
Dividends recognised as distributions to owners	$ 7	$ 9